HELD FOR SALE AND DISCONTINUED OPERATIONS - Results of disposal (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 05, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Jun. 30, 2023
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Disposal of subsidiaries with non-controlling interests		$ 16	$ 824
Reclassifications of:
foreign currency translation reserve			(558)
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation		3,414	558	$ 0
Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received in cash	$ 682
Reclassifications of:
Loss on disposal		0	(722)	0
Russia
Reclassifications of:
Loss on disposal		(3,746)	0	$ 0
Assets and liabilities classified as held for sale | Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal					$ 165	$ (168)
Assets and liabilities classified as held for sale | Discontinued operations | Algeria
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received in cash			682
Carrying amount of net assets at disposal			(1,530)
Disposal of subsidiaries with non-controlling interests			824
Loss on sale before reclassification of foreign currency translation reserve			(24)
Reclassifications of:
foreign currency translation reserve			(698)
Loss on disposal			(722)
Assets and liabilities classified as held for sale | Discontinued operations | Algeria | Cash and cash equivalents
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal			$ 175
Assets and liabilities classified as held for sale | Discontinued operations | Russia
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Consideration received in cash		1,294
Carrying amount of net assets at disposal		(1,642)
Disposal of subsidiaries with non-controlling interests		16
Loss on sale before reclassification of foreign currency translation reserve		(332)
Reclassifications of:
foreign currency translation reserve		(3,384)
net investment hedge reserves		(30)
Reclassification of accumulated foreign currency translation reserve and net investment hedge reserve to profit or loss upon disposal of foreign operation		(3,414)
Loss on disposal		(3,746)
Assets and liabilities classified as held for sale | Discontinued operations | Russia | Cash and cash equivalents
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Carrying amount of net assets at disposal		$ (715)